Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
EQ/AB Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQ/AB Small Cap Growth Portfolio<sup>1</sup> – Class IA, IB and K Shares <br/><br/><sup>1</sup> Effective May 1, 2019, the designation “EQ/” replaced the former designation “AXA/” in the Portfolio’s name.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br/> (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of<br/> your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 46% of the average value of the Portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE <br/><br/>Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio’s assets normally are allocated between two portions, each of which is managed using a different but complementary investment strategy. One portion of the Portfolio is actively managed by a Sub-Adviser (“Active Allocated Portion”); the other portion of the Portfolio seeks to track the performance of a particular index or indices (“Index Allocated Portion”). Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes in securities of small capitalization companies with market capitalizations within the range of the Russell 2500™ Index at the time of purchase (market capitalization range of approximately $7.9 million to $18.4 billion as of December 31, 2018). The Active Allocated Portion consists of approximately 50% of the Portfolio’s net assets, and the Index Allocated Portion consists of approximately 50% of the Portfolio’s net assets. These percentages are targets established by the Adviser; actual allocations may deviate from these targets.

The Active Allocated Portion invests primarily in U.S. common stocks and other equity securities issued by small capitalization companies that the Sub-Adviser believes to have favorable growth prospects. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand) and less widely known companies. The Sub-Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities. The Active Allocated Portion generally engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

The Index Allocated Portion of the Portfolio seeks to track the performance of the Russell 2000® Index (“Russell 2000”) with minimal tracking error. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000 (market capitalization range of approximately $7.9 million to $6.2 billion as of December 31, 2018) in a process known as “sampling.” This process selects stocks for the Index Allocated Portion so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000. The Portfolio’s investments in equity securities of small-cap companies included in the Russell 2000 may include financial instruments that derive their value from such securities.

		The Portfolio also may lend its portfolio securities to earn additional income.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.

The following risks, which are described in alphabetical order and not in order of importance or potential exposure, can negatively affect the Portfolio’s performance.

Equity Risk: In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Index Strategy Risk: The Portfolio employs an index strategy, that is, it generally invests in the securities included in its index or a representative sample of such securities regardless of market trends. The Portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Investment Style Risk: The Portfolio may use a particular style or set of styles — in this case a “growth” style — to select investments. A particular style may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Portfolio, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Portfolio’s share price.

Market Risk: The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Portfolio performance. Changes in the financial condition of a single issuer can impact the market as a whole. Geo-political risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. In addition, markets and market-participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large.

Portfolio Management Risk: The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to the Portfolio. In addition, many processes used in Portfolio management, including security selection, rely, in whole or in part, on the use of various technologies. The Portfolio may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. There can be no assurance that the use of these technologies will result in effective investment decisions for the Portfolio.

Portfolio Turnover Risk: High portfolio turnover (generally, turnover, in excess of 100% in any given fiscal year) may result in increased transaction costs to the Portfolio, which may result in higher fund expenses and lower total return.

Sector Risk: From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Securities Lending Risk: The Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Portfolio’s securities lending agent may indemnify the Portfolio against that risk. The Portfolio will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Portfolio may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

Small-Cap Company Risk: The Portfolio’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments, which can negatively affect their value. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their securities as compared with larger companies. They may depend on a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. As a result, the value of such securities may be more volatile than the value of securities of larger companies, and because the securities generally trade in lower volumes than larger cap securities, the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

		Special Situations Risk: The Portfolio may seek to benefit from “special situations,” such as mergers, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, bankruptcy, liquidation, reorganization or restructuring proposal sell at a premium to their historic market price immediately prior to the announcement of the transaction. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case the Portfolio would lose money. It is also possible that the transaction may not be completed as anticipated or may take an excessive amount of time to be completed, in which case the Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period. In some circumstances, the securities purchased may be illiquid making it difficult for the Portfolio to dispose of them at an advantageous price.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2018 compared to the returns of a broad-based securities market index. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

		The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2018 compared to the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns — Class IB
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter (% and time period)	Worst quarter (% and time period)
20.95% (2009 2nd Quarter)	–21.47% (2018 4th Quarter)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
EQ/AB Small Cap Growth Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
1 Year	rr_ExpenseExampleNoRedemptionYear01	94
3 Years	rr_ExpenseExampleNoRedemptionYear03	293
5 Years	rr_ExpenseExampleNoRedemptionYear05	509
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,131
One Year	rr_AverageAnnualReturnYear01	(7.91%)
Five Years	rr_AverageAnnualReturnYear05	5.05%
Ten Years	rr_AverageAnnualReturnYear10	13.97%
EQ/AB Small Cap Growth Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
1 Year	rr_ExpenseExampleNoRedemptionYear01	94
3 Years	rr_ExpenseExampleNoRedemptionYear03	293
5 Years	rr_ExpenseExampleNoRedemptionYear05	509
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,131
2009	rr_AnnualReturn2009	35.64%
2010	rr_AnnualReturn2010	33.25%
2011	rr_AnnualReturn2011	(0.64%)
2012	rr_AnnualReturn2012	15.59%
2013	rr_AnnualReturn2013	38.18%
2014	rr_AnnualReturn2014	3.60%
2015	rr_AnnualReturn2015	(2.92%)
2016	rr_AnnualReturn2016	12.55%
2017	rr_AnnualReturn2017	22.69%
2018	rr_AnnualReturn2018	(7.89%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.47%)
One Year	rr_AverageAnnualReturnYear01	(7.89%)
Five Years	rr_AverageAnnualReturnYear05	5.05%
Ten Years	rr_AverageAnnualReturnYear10	13.88%
EQ/AB Small Cap Growth Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	214
5 Years	rr_ExpenseExampleNoRedemptionYear05	373
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 835
One Year	rr_AverageAnnualReturnYear01	(7.60%)
Five Years	rr_AverageAnnualReturnYear05	5.32%
Since Inception	rr_AverageAnnualReturnSinceInception	12.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2011
EQ/AB Small Cap Growth Portfolio | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.31%)
Five Years	rr_AverageAnnualReturnYear05	5.13%
Ten Years	rr_AverageAnnualReturnYear10	13.52%